COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - USD ($)	1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Leases Of Lessee [Line Items]
Operating lease date of expiry	Dec. 31, 2024
June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease month of expiry		2023-06
Amendment to operating lease agreement [Member] | June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease rental expenses			$ 428,003	$ 461,182
Maximum [Member] | June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease rent expense rentals		$ 15,098
Maximum [Member] | Amendment to operating lease agreement [Member] | June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease rent expense rentals	$ 31,949
Minimum [Member] | June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease rent expense rentals		$ 7,147
Minimum [Member] | Amendment to operating lease agreement [Member] | June 2023 [Member] | Operating lease agreement for office facilities [Member]
Leases Of Lessee [Line Items]
Operating lease rent expense rentals	$ 28,388